SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash paid during period for:
Interest	$ 166.1	$ 117.8	$ 97.2
Income taxes, net of refunds	249.4	284.1	301.5
Disclosure of non-cash financing and investing activities
Surrender of restricted stock awards and performance shares	12.6	6.6	7.1
Noncash conversion of zero-coupon convertible debt	1.1	9.9	10.3
Fair Value of Assets Acquired	22.6	29.0	13.1
Capital Expenditures Incurred but Not yet Paid	$ 4.3	$ 6.2	$ 9.1